Acquisition of Adventus Mining Corporation (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($) shares oz	Nov. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) shares
Acquisition of Adventus Mining Corporation (Details) [Line Items]
Number of shares issued (in Shares) | shares			38,818,841
Cash transferred			$ 175,500
Issue of equity			$ 5,000
Precious metals purchase agreement, description			Wheaton will purchase 50% of the payable gold production until 145,000 ounces have been delivered, thereafter dropping to 33% for the life of mine; and 75% of the payable silver production until 4,600,000 ounces have been delivered, thereafter dropping to 50% for the life of mine.
Initial production payment rate			18.00%
Upfront consideration			$ 175,500
Percentage of increase production payment			22.00%
Wheaton advanced adventus value	$ 13,250
Deliver of ounces to wheaton monthly (in Ounces) | oz	92.3
Estimated liabilities	$ 2,500
Repaid amount		$ 13,250
Derecognized accrued liabilities		1,800
Other income		$ 1,800
Silvercorp Shares [Member]
Acquisition of Adventus Mining Corporation (Details) [Line Items]
Number of shares issued (in Shares) | shares	38,818,841
Silvercorp Warrants [Member]
Acquisition of Adventus Mining Corporation (Details) [Line Items]
Number of shares outstanding (in Shares) | shares	2,787,020
Early Deposit [Member]
Acquisition of Adventus Mining Corporation (Details) [Line Items]
Deposit	$ 13,000		$ 13,000
ESG Deposit [Member]
Acquisition of Adventus Mining Corporation (Details) [Line Items]
Deposit	$ 250		$ 500
El Domo Project [Member]
Acquisition of Adventus Mining Corporation (Details) [Line Items]
Owned interest rate			75.00%
Condor Project [Member]
Acquisition of Adventus Mining Corporation (Details) [Line Items]
Owned interest rate			98.70%
Silvercorp Stock Options [Member]
Acquisition of Adventus Mining Corporation (Details) [Line Items]
Number of shares issued (in Shares) | shares	1,766,721